Changes in the Company structure - Divestment projects, Exploration & Production (Details) $ in Millions, $ in Millions	May 26, 2023 USD ($)	May 26, 2023 CAD ($)	Apr. 27, 2023 USD ($)	Apr. 27, 2023 CAD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)
Changes in the Company structure
Asset classified as held for sale					$ 8,441	$ 668	$ 568	$ 313
Liabilities classified as held for sale					2,289	$ 167	$ 167	$ 56
TotalEnergies EP Canada Ltd
Changes in the Company structure
Asset classified as held for sale					5,435
Liabilities classified as held for sale					$ 893
TotalEnergies EP Canada Ltd | Suncor Energy Inc
Changes in the Company structure
Consideration agreed for sale of assets, cash			$ 4,100	$ 5,500
Consideration agreed for sale of assets, additional payments under specific conditions			$ 450	$ 600
Surmont asset | Conoco Phillips
Changes in the Company structure
Consideration agreed for sale of assets, cash	$ 3,000	$ 4,000
Consideration agreed for sale of assets, additional payments under specific conditions	$ 325	$ 440
Percentage of interest to be purchased under preemption right	50.00%	50.00%